Related Party Transactions - Schedule of Related Parties (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party Transactions [Line Items]
Total Protection Solutions Pte Ltd		$ 881,314	$ 844,982
Total Protection Solutions		21,663	21,833
Total Protection Pte Ltd	[1]
Subcontracting costs
Total Protection Solution Pte Ltd		2,667,045	2,520,861	$ 1,818,353
Interest income – Total Protection Solution Pte Ltd		38,922	30,560	48,405
Total Protection Solutions Pte Ltd [Member]
Related Party Transactions [Line Items]
Total Protection Solutions Pte Ltd	[2]	553,184	753,976
Subcontracting costs
Total Protection Solution Pte Ltd		2,667,045	2,504,458	1,668,048
Interest income – Total Protection Solution Pte Ltd		33,285	29,853
Loan repayment (given), net - Total Protection Solution Pte Ltd		185,407	71,449	(912,089)
Advance from supplier – Total Protection Solutions Pte Ltd [Member]
Related Party Transactions [Line Items]
Total Protection Solutions Pte Ltd		323,514
Concorde Global I Pte Ltd [Member]
Related Party Transactions [Line Items]
Total Protection Solutions Pte Ltd			15,168
Total Protection Solutions	[3]	10,448	10,779
Swee Kheng Chua [Member]
Related Party Transactions [Line Items]
Total Protection Solutions Pte Ltd	[4]	4,616	75,838
Total Protection Pte Ltd	[5]	221,556	405,632
Subcontracting costs
Expenses paid on behalf – Chua Swee Kheng		4,695
iMatrix Global Pte Ltd [Member]
Related Party Transactions [Line Items]
Total Protection Solutions	[3]	6,105	6,297
Subcontracting costs
Total Protection Solution Pte Ltd			16,403	$ 150,305
Total Protection Solutions [Member]
Related Party Transactions [Line Items]
Total Protection Solutions		4,610	4,757
Total Protection Pte Ltd [Member]
Related Party Transactions [Line Items]
Total Protection Pte Ltd			$ 517,383

[1]	Trade payable arise from the subcontractor services provided to Concorde Security Pte Ltd which are trade in nature. The Company received credit notes from Total Protection Solution Pte Ltd amounting to SGD1,244,122 during the year ended December 31, 2024.
[2]	On December 31, 2022, the Group formalized an agreement with Total Protection Solutions Pte Ltd loaned USD 651,702. The loan is unsecured, and it bears an interest rate of 5%. The loan was initially due on demand. In the financial year ended December 31, 2023, the Group extended an additional loan of USD 89,575, following the initial formalized agreement. This loan remains unsecured and carries an interest rate of 5%.On February 1, 2024, the Group entered into a repayment agreement with Total Protection Solutions Pte Ltd. Total Protection Solutions Pte Ltd will repay this loan on a monthly basis over a 5 year period commencing March 2024.
[3]	The balance pertains to payment on behalf and interest charged on the payment on behalf for the prior years. In 2024, 100% ECL has been provided due to uncertainty about the recoverability
[4]	The loan is unsecured, interest free and repayable on demand on the basis that the Group owed to Swee Kheng Chua.
[5]	In the financial year ended December 31, 2023, Swee Kheng Chua voluntarily requested a pay cut resulting in payments made to him during the year as a balance owed to the Company. He also received a debt repayment from iMatrix Global Pte Ltd on behalf of the Company, and Ping Ping Lim’s due amount to the Company was reassigned to him. The resulting owed amount to the Company was then used to offset the outstanding debt. The amount due to Swee Kheng Chua represents a short-term non-interest-bearing loan. The loan is unsecured.